Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following (dollars in thousands):

	December 31, 2014		December 31, 2013		For the year 2014
	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$4,594	0.10%	$5,397	0.10%	$4,265	0.10%
Short-term borrowings with Federal Home Loan Bank
Overnight advances	9,700	0.27%	8,400	0.25%	3,385	0.30%
Mid-term repo maturing August 2015	6,250	0.39%	-		1,613	0.32%
Long-term debt with Federal Home Loan Bank
Mid-term repo maturing April 2016	7,500	0.63%	-		5,651	0.63%
Mid-term repo maturing March 2017	6,250	1.10%	-		4,709	1.10%
Fixed rate loan maturing April 2018	5,000	1.60%	-		3,767	1.60%
Fixed rate loan maturing April 2019	3,750	2.00%	-		2,825	2.00%
	$43,044	0.76%	$13,797	0.19%	$26,215	0.85%